Supplement dated May 1, 2024, to the

Prospectus dated May 1, 2019, for the Schwab OneSource Annuity®, and

Prospectus dated May 1, 2012, for the Schwab Select Annuity® variable annuity contracts issued by Empower Annuity Insurance Company of America

Variable Annuity 1 Series Account

Supplement dated May 1, 2024, to the

Prospectus dated May 1, 2019, for the Schwab OneSource Annuity®, and

Prospectus dated May 1, 2012, for the Schwab Select Annuity® variable annuity contracts issued by Empower Life & Annuity Insurance Company of New York

Variable Annuity 1 Series Account of New York

This Supplement amends certain information contained in your variable annuity contract (“Contract”) prospectus (the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference.

On or about May 1, 2024, a Portfolio available under your Contract will change its name as follows:

CURRENT PORTFOLIO NAME	NEW PORTFOLIO NAME
LVIP Delaware SMID Cap Core Fund – Standard Class	LVIP Macquarie SMID Cap Core Fund - Standard Class

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If you have any questions regarding this Supplement please contact your investment professional or us by calling toll free at 1-800-838-0650. You may also obtain fund prospectuses online at www.protective.com/productprospectus by selecting your Contract then “Investment Options.” Please keep this Supplement for future reference.